Intangible Assets, Net - Schedule of Amortization Expense (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Future amortization expense
Within 1 year	¥ 30,196	¥ 3,798,835
Between 1 and 2 years	30,196	3,798,835
Between 2 and 3 years	30,196	3,742,788
Between 3 and 4 years	30,196	3,731,578
Over 4 years and thereafter	17,663	15,734,896
Total	¥ 138,447	¥ 30,806,932